Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 16,541
Current service cost	1,879	$ 1,677
Past service cost	812	0
Interest cost on accrued benefit obligations / (income) on assets	720	715
Settlements	0	0
Balance, end of year	18,402	16,541
Unfunded status	18,402	16,541
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	60,771	55,966
Current service cost	1,879	1,677
Past service cost	812	0
Interest cost on accrued benefit obligations / (income) on assets	2,242	2,269
Benefit payments	(5,280)	(2,570)
Settlements	0	0
Actuarial loss	166	2,393
Foreign exchange gain (loss)	4,803	1,036
Balance, end of year	65,393	60,771
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	(44,230)	(40,286)
Interest cost on accrued benefit obligations / (income) on assets	(1,522)	(1,553)
Contributions	1,970	2,722
Benefit payments	5,280	2,570
Settlements	0	0
Return on plan assets	1,330	2,345
Foreign exchange gain (loss)	(3,219)	106
Balance, end of year	$ (46,991)	$ (44,230)